Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation—The consolidated financial statements include the accounts of Pacific Drilling S.A., consolidated subsidiaries that we control by ownership of a majority voting interest and entities that meet the criteria for variable interest entities for which we are deemed to be the primary beneficiary for accounting purposes. We eliminate all intercompany transactions and balances in consolidation.
We are party to a Nigerian joint venture, Pacific International Drilling West Africa Limited (“PIDWAL”), with Derotech Offshore Services Limited (“Derotech”), a privately-held Nigerian registered limited liability company. Derotech owns 51% of PIDWAL and PIDWAL has a 50% ownership interest in two of our rig holding subsidiaries, Pacific Bora Ltd. and Pacific Scirocco Ltd. PIDWAL’s interest in the rig holding subsidiaries is held through a holding company of PIDWAL, Pacific Drillship Nigeria Limited (“PDNL”). Derotech will not accrue the economic benefits of its interest in PIDWAL unless and until it satisfies certain outstanding obligations to us and a certain pledge is cancelled by us. Likewise PIDWAL will not accrue the economic benefits of its interest in PDNL unless and until it satisfies certain outstanding obligations to us and a certain pledge is cancelled by us. PIDWAL and PDNL are variable interest entities for which we are the primary beneficiary. Accordingly, we consolidated all interests of PIDWAL and PDNL and no portion of their operating results is allocated to the noncontrolling interest. See Note 15—Variable Interest Entities.
In addition to the joint venture agreement, we are a party to marketing and logistic services agreements with Derotech and an affiliated company of Derotech.

Accounting Estimates
Accounting Estimates—The preparation of consolidated financial statements in conformity with generally accepted accounting principles in the United States (“GAAP”) requires management to make certain estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the balance sheet date and the amounts of revenues and expenses recognized during the reporting period. On an ongoing basis, we evaluate our estimates and assumptions, including those related to allowance for doubtful accounts, financial instruments, depreciation of property and equipment, impairment of long-lived assets, long-term receivable, income taxes, share-based compensation and contingencies. We base our estimates and assumptions on historical experience and on various other factors we believe are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from such estimates.

Revenues and Operating Expenses
Revenues and Operating Expenses—Contract drilling revenues are recognized as earned, based on contractual dayrates. In connection with drilling contracts, we may receive fees for preparation and mobilization of equipment and personnel or for capital improvements to rigs. Fees and incremental costs incurred directly related to contract preparation and mobilization along with reimbursements received for capital expenditures are deferred and amortized to revenue over the primary term of the drilling contract. The cost incurred for reimbursed capital expenditures are depreciated over the estimated useful life of the asset. We may also receive fees upon completion of a drilling contract that are conditional based on the occurrence of an event, such as demobilization of a rig. These conditional fees and related expenses are reported in income upon completion of the drilling contract. If receipt of such fees is not conditional, they are recognized as revenue over the primary term of the drilling contract. Amortization of deferred revenue and deferred mobilization costs are recorded on a straight-line basis over the primary drilling contract term, which is consistent with the general pace of activity, level of services being provided and dayrates being earned over the life of the contract.

Cash and Cash Equivalents	Cash and Cash Equivalents—Cash equivalents are highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash.
Accounts Receivable
Accounts Receivable—We record trade accounts receivable at the amount we invoice our clients. We provide an allowance for doubtful accounts, as necessary, based on a review of outstanding receivables, historical collection information and existing economic conditions. We do not generally require collateral or other security for receivables.

Materials and Supplies	Materials and Supplies—Materials and supplies held for consumption are carried at average cost, net of allowances for excess or obsolete materials and supplies
Property and Equipment
Property and Equipment—High-specification drillships are recorded at cost of construction, including any major capital improvements, less accumulated depreciation and if applicable, impairment. Other property and equipment is recorded at cost and consists of purchased software systems, furniture, fixtures and other equipment. Ongoing maintenance, routine repairs and minor replacements are expensed as incurred.
Interest is capitalized based on the costs of new borrowings attributable to qualifying new construction or at the weighted-average cost of debt outstanding during the period of construction. We capitalize interest costs for qualifying new construction from the point borrowing costs are incurred for the qualifying new construction and cease when substantially all the activities necessary to prepare the qualifying asset for its intended use are complete.
Property and equipment are depreciated to their salvage value on a straight-line basis over the estimated useful lives of each class of assets. Our estimated useful lives of property and equipment are as follows:

Years
Drillships and related equipment	15-35
Other property and equipment	2-7

We review property and equipment for impairment when events or changes in circumstances indicate that the carrying amounts of our assets held and used may not be recoverable. Potential impairment indicators include steep declines in commodity prices and related market conditions, actual or expected declines in rig utilization, increases in idle time, cancellations of contracts or credit concerns of clients. We assess impairment using estimated undiscounted cash flows for the property and equipment being evaluated by applying assumptions regarding future operations, market conditions, dayrates, utilization and idle time. An impairment loss is recorded in the period if the carrying amount of the asset is not recoverable.

Deferred Financing Costs
Deferred Financing Costs—Deferred financing costs associated with long-term debt are carried at cost and are amortized to interest expense using the effective interest rate method over the term of the applicable long-term debt.

Foreign Currency Transactions
Foreign Currency Transactions—The consolidated financial statements are stated in U.S. dollars. We have designated the U.S. dollar as the functional currency for our foreign subsidiaries in international locations because we contract with clients, purchase equipment and finance capital using the U.S. dollar. Transactions in other currencies have been translated into U.S. dollars at the rate of exchange on the transaction date. Any gain or loss arising from a change in exchange rates subsequent to the transaction date is included as an exchange gain or loss. Monetary assets and liabilities denominated in currencies other than U.S. dollars are reported at the rates of exchange prevailing at the end of the reporting period.

Earnings per Share
Earnings per Share—Basic earnings per common share (“EPS”) is computed by dividing the net income by the weighted-average number of common shares outstanding for the period. Basic and diluted EPS are retrospectively adjusted for the effects of stock dividends or stock splits. Diluted EPS reflects the potential dilution from securities that could share in the earnings of the Company. Anti-dilutive securities are excluded from diluted EPS.

Fair Value Measurements
Fair Value Measurements—We estimate fair value at the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market for the asset or liability. Our valuation techniques require inputs that are categorized using a three-level hierarchy as follows: (1) unadjusted quoted prices for identical assets or liabilities in active markets (“Level 1”), (2) direct or indirect observable inputs, including quoted prices or other market data, for similar assets or liabilities in active markets or identical assets or liabilities in less active markets (“Level 2”) and (3) unobservable inputs that require significant judgment for which there is little or no market data (“Level 3”). When multiple input levels are required for a valuation, we categorize the entire fair value measurement according to the lowest level input that is significant to the measurement even though we may have also utilized significant inputs that are more readily observable.

Share-Based Compensation
Share-Based Compensation—The grant date fair value of share-based awards granted to employees is recognized as an employee compensation expense over the requisite service period on a straight-line basis. The amount of compensation expense recognized is adjusted to reflect the number of awards for which the related vesting conditions are expected to be met. The amount of compensation expense ultimately recognized is based on the number of awards that do meet the vesting conditions at the vesting date.

Derivatives
Derivatives—We apply cash flow hedge accounting to interest rate swaps that are designated as hedges of the variability of future cash flows. The derivative financial instruments are recorded in our consolidated balance sheet at fair value as either assets or liabilities. Changes in the fair value of derivatives designated as cash flow hedges, to the extent the hedge is effective, are recognized in accumulated other comprehensive income until the hedged item is recognized in earnings.
Hedge effectiveness is measured on an ongoing basis to ensure the validity of the hedges based on the relative cumulative changes in fair value between the derivative contract and the hedged item over time. Any change in fair value resulting from ineffectiveness is recognized immediately in earnings. Hedge accounting is discontinued prospectively if it is determined that the derivative is no longer effective in offsetting changes in the cash flows of the hedged item.
For interest rate hedges related to interest capitalized in the construction of fixed assets, other comprehensive income is released to earnings as the asset is depreciated over its useful life. For all other interest rate hedges, other comprehensive income is released to earnings as interest expense is accrued on the underlying debt.

Contingencies
Contingencies—We record liabilities for estimated loss contingencies when we believe a loss is probable and the amount of the probable loss can be reasonably estimated. Once established, we adjust the estimated contingency loss accrual for changes in facts and circumstances that alter our previous assumptions with respect to the likelihood or amount of loss.

Income Taxes
Income Taxes—Income taxes are provided based upon the tax laws and rates in the countries in which our subsidiaries are registered and where their operations are conducted and income and expenses are earned and incurred, respectively. We recognize deferred tax assets and liabilities for the anticipated future tax effects of temporary differences between the financial statement basis and the tax basis of our assets and liabilities using the applicable enacted tax rates in effect the year in which the asset is realized or the liability is settled. A valuation allowance for deferred tax assets is established when it is more likely than not that some portion or all of the deferred tax assets will not be realized.
We recognize tax benefits from an uncertain tax position only if it is more likely than not that the position will be sustained upon examination by taxing authorities based on the technical merits of the position. The amount recognized is the largest benefit that we believe has greater than a 50% likelihood of being realized upon settlement. Actual income taxes paid may vary from estimates depending upon changes in income tax laws, actual results of operations and the final audit of tax returns by taxing authorities. We recognize interest and penalties related to uncertain tax positions in income tax expense.

Recently Issued Accounting Standards
Recently Issued Accounting Standards
Revenue Recognition — On May 28, 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers, which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. This standard will replace most existing revenue recognition guidance under GAAP when it becomes effective. The standard will be effective for annual periods and interim periods beginning after December 15, 2017. We plan to adopt the new standard on January 1, 2018. The standard permits the use of either the retrospective or cumulative effect transition method. We have not yet selected a transition method, nor have we determined the effect the standard may have on our consolidated financial statements and related disclosures.
Debt Issuance Costs — On April 7, 2015, FASB issued ASU 2015-03, Interest - Imputation of Interest (Subtopic 835-30) - Simplifying the Presentation of Debt Issuance Costs, which requires debt issuance costs related to a recognized debt liability to be presented in the balance sheet as a direct deduction from the debt liability rather than as an asset. Early adoption is permitted. Upon adoption, an entity must apply the new guidance retrospectively to all prior periods presented in the financial statements. We plan to adopt the standard on a retrospective basis effective January 1, 2016 and expect that it will result in the netting of our deferred financing costs against long-term debt balances on the consolidated balance sheets for the periods presented and related disclosure. There will be no impact to the manner in which deferred financing costs are amortized in our consolidated financial statements.
Deferred Taxes — On November 20, 2015, FASB issued ASU 2015-17, Balance Sheet Classification of Deferred Taxes, which requires all deferred tax assets and liabilities, along with any related valuation allowance, be classified as noncurrent on the balance sheet. The new guidance does not change the existing requirement that only permits offsetting within a tax jurisdiction. The standard will be effective for annual and interim periods beginning after December 15, 2016, and may be applied prospectively or retrospectively. Early adoption is permitted. We have not yet adopted nor selected a transition method and are currently evaluating the impact it may have on our consolidated financial statements.
Leases — On February 25, 2016, FASB issued ASU 2016-02, Leases, which requires the balance sheet recognition of lease assets and lease liabilities by lessees for virtually all of their leases. Lessees and lessors will be required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The modified retrospective approach includes a number of optional practical expedients that entities may elect to apply. These practical expedients relate to the identification and classification of leases that commenced before the effective date, initial direct costs for leases that commenced before the effective date, and the ability to use hindsight in evaluating lessee options to extend or terminate a lease or to purchase the underlying asset. The standard will be effective for our annual and interim periods beginning January 1, 2019. Early adoption is permitted. We have not yet evaluated the standard nor determined our implementation method upon adoption or what impact it will have on our consolidated financial statements.